UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 95.0%
Alabama 1.4%
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	32,469	32,606
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded 8/1/2012 @ 100, 5.0%, 2/1/2041, INS: FGIC	8,000,000	8,374,880

		8,407,486
Alaska 0.4%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	2,350,000	2,437,396
Arizona 2.5%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,169,560
Series D, 5.5%, 1/1/2019	5,000,000	5,718,850
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011, INS: NATL	75,000	75,384
Arizona, State Department of Administration, Certificates of Participation, Series A, 5.0%, 10/1/2012, INS: AGMC	1,000,000	1,050,280
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded 10/1/2011 @ 100, 5.375%, 10/1/2013	2,625,000	2,648,441
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	20,000	20,776
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,721,421
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	180,000	186,806

		15,591,518
California 3.4%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.05% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank	1,890,000	1,890,000
California, State Department of Water Resources Power Supply Revenue:
Series M, 5.0%, 5/1/2013	2,205,000	2,378,004
Series G-4, 5.0%, 5/1/2016	2,500,000	2,915,750
California, State General Obligation, 5.25%, 4/1/2022	1,615,000	1,796,526
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,774,155
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012, LIQ: Fannie Mae	260,000	267,418
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	220,000	220,585
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, LIQ: Fannie Mae	155,000	157,046
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024, INS: NATL	5,000	5,047
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	30,000	29,970
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,601,139
Series C, 5.0%, 5/1/2020	2,000,000	2,251,600
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014, INS: NATL	2,475,000	2,481,386

		20,768,626
Colorado 2.0%
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	366,175
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	10,000	10,026
Colorado, Single Family Housing Revenue, Housing & Finance Authority, Class III, Series B-4, AMT, 5.0%, 5/1/2032, INS: NATL	130,000	131,426
Denver, CO, City & County Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	4,820,000	5,220,687
Denver, CO, City & County Certificates of Participation, Wastewater/Rosyn Properties, Series B, 2.0%, 12/1/2011	700,000	704,039
Douglas County, CO, School District No. 1, Douglas & Elbert Counties, Prerefunded 12/15/2011 @ 100, 5.0%, 12/15/2012, INS: NATL	5,320,000	5,415,760
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	120,000	123,162

		11,971,275
Connecticut 2.0%
Connecticut, State Economic Recovery, Series A, 5.0%, 1/1/2012	6,000,000	6,122,640
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 3.0%, 12/1/2011	6,000,000	6,058,260

		12,180,900
Delaware 0.1%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	830,000	885,643
District of Columbia 0.5%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	2,895,000	3,015,258
Florida 7.0%
Broward County, FL, Airport Systems Revenue, Series E, AMT, 5.25%, 10/1/2012, INS: NATL	6,000,000	6,024,060
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,320,000	1,431,923
Florida, State Board of Public Education, Series C, 5.0%, 6/1/2015	2,675,000	2,797,328
Florida, State Board of Public Education, Capital Outlay, Series 2008-C, 4.0%, 6/1/2012	3,985,000	4,112,958
Florida, State Department Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	4,490,000	4,644,142
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014, INS: FGIC, NATL	2,135,000	2,296,726
Lee County, FL, Airport Revenue, Series A, AMT, 5.0%, 10/1/2012, INS: AGMC	1,500,000	1,576,455
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series B, 2.0%, 7/1/2012, INS: AGC	1,000,000	1,011,840
Orange County, FL, Sales Tax Revenue, Series A, 5.125%, 1/1/2018, INS: FGIC, NATL	4,000,000	4,198,600
Orlando, FL, Utilities Commission Systems Revenue, Series C, 3.0%, 10/1/2011	880,000	884,259
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.09% **, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,725,400
Tampa, FL, Solid Waste Systems Revenue:
AMT, 3.0%, 10/1/2011	1,000,000	1,004,720
AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,344,650

		42,803,061
Georgia 4.9%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022 (a)	1,000,000	1,056,510
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, Mandatory Put 3/1/2012 @ 100, 3/1/2032, LIQ: Fannie Mae	2,575,000	2,624,697
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,208,040
Series A, 5.0%, 2/15/2019	1,500,000	1,637,115
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 0.08% **, 8/1/2040, SPA: Royal Bank of Canada	4,000,000	4,000,000
Georgia, Municipal Electric Authority, Series A, 5.0%, 1/1/2021	1,580,000	1,793,900
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	280,000	292,001

Georgia, State General Obligation:
Series G, 4.0%, 11/1/2011	5,000,000	5,049,750
Series A, 4.0%, 7/1/2013	7,420,000	7,939,103
Gwinnett County, GA, Water & Sewer Authority Revenue, Series A, 3.0%, 8/1/2011	1,605,000	1,605,257
Muscogee County, GA, School District, 3.0%, 12/1/2011	1,950,000	1,968,701

		30,175,074
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series B, AMT, 5.0%, 7/1/2012	1,850,000	1,926,313
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2012	4,000,000	4,146,040
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	780,000	790,210

		6,862,563
Idaho 0.2%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	70,000	71,497
Class III, AMT, 5.1%, 7/1/2023	140,000	140,986
Class III, AMT, 5.15%, 7/1/2023	340,000	347,762
Class III, AMT, 5.4%, 7/1/2021	70,000	72,005
Series G-2, AMT, 5.75%, 1/1/2014	5,000	5,090
Series H-2, AMT, 5.85%, 1/1/2014	25,000	25,475
Class III, AMT, 5.95%, 7/1/2019	350,000	362,939
Series E, AMT, 5.95%, 7/1/2020	35,000	35,712

		1,061,466
Illinois 4.3%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,895,532
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	5,000,355
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,095,350
Chicago, IL, Public Building Commission Revenue, Chicago Transit Authority, ETM, 5.0%, 3/1/2012, INS: AMBAC	250,000	257,158
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,817,050
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013, INS: NATL	665,000	666,297
Illinois, Railsplitter Tobacco Settlement Authority, 4.0%, 6/1/2013	2,250,000	2,328,322
Lake County, IL, Forest Preserve District, Series A, 0.645% *, 12/15/2020	5,000,000	4,538,050
McLean & Woodford Counties, IL, Community Unit School District No. 5, Prerefunded 12/1/2011 @ 100, 6.375%, 12/1/2016, INS: AGMC	4,820,000	4,921,847

		26,519,961
Indiana 1.9%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,221,080
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,991,442
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, Mandatory Put 5/1/2013 @ 100, 11/1/2027	1,000,000	1,073,040
Indiana, Transportation Finance Authority, Highway Revenue, Series A, Prerefunded 6/1/2013 @ 100, 5.25%, 6/1/2016, INS: AGMC	5,000,000	5,450,800
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012, INS: AGMC	90,000	92,637

		11,828,999
Kansas 0.6%
Kansas, State Department of Transportation Highway Revenue, Series C-3, 0.03% **, 9/1/2023, SPA: JPMorgan Chase Bank	3,000,000	3,000,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III A, 3.0%, 11/15/2011	500,000	503,445

		3,503,445
Kentucky 0.2%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	1,075,000	1,084,202
Louisiana 0.6%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series A, 4.0%, 10/1/2012	1,500,000	1,555,830
Louisiana, Regional Transit Authority, Sales Tax Revenue, 3.0%, 12/1/2012, INS: AGMC	500,000	514,965
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	1,750,000	1,766,590

		3,837,385
Maine 0.1%
Maine, State Housing Authority Mortgage Purchase, Series D-2, AMT, 5.0%, 11/15/2027	540,000	542,020
Maryland 2.7%
Maryland, State & Local Facilities Loan, Capital Improvement:
Series A, 5.0%, 3/1/2012	1,000,000	1,028,650
Series A, 5.5%, 8/1/2011	2,670,000	2,670,801
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,275,000	1,308,736
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,940,800
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,165,800
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	70,000	70,755
Series A, AMT, 5.6%, 12/1/2034	50,000	50,689
Series A, AMT, 7.0%, 8/1/2033	50,000	51,850

		16,288,081
Massachusetts 1.6%
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon School, 0.08% **, 10/1/2042, LOC: JPMorgan Chase Bank	4,700,000	4,700,000
Massachusetts, State General Obligation, Series A, 0.08% **, 9/1/2016, SPA: JPMorgan Chase Bank	4,950,000	4,950,000

		9,650,000
Michigan 2.6%
Detroit, MI, Sewer Disposal Revenue, Series D, 0.765% *, 7/1/2032, INS: AGMC	4,090,000	2,816,579
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012, INS: FGIC	30,000	31,424
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	210,000	216,749
Michigan, Municipal Bond Authority Revenue, Clean Water Revolving, 4.0%, 10/1/2011	3,285,000	3,306,911
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,344,250
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, LOC: Bank One NA	200,000	199,480
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT, 3.0%, 12/1/2012	6,190,000	6,282,045

		16,197,438
Minnesota 0.5%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	340,000	346,603
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, Series B, AMT, 5.0%, 1/1/2012	1,500,000	1,529,430
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	885,000	904,010

		2,780,043
Mississippi 0.9%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,084,194
Mississippi, Development Bank Special Obligation, DeSoto County Highway, Series A, 3.0%, 1/1/2012	1,250,000	1,264,688

		5,348,882
Missouri 1.4%
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031	70,000	72,337
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, Prerefunded 2/1/2012 @ 100, 5.0%, 2/1/2014	5,000,000	5,122,900
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	1,320,000	1,416,849
Series C, AMT, 5.6%, 9/1/2035	1,245,000	1,340,180
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	610,000	665,937

		8,618,203
Nevada 2.0%
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	1,930,000	2,011,909
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013, INS: AGMC	4,700,000	5,115,997
Las Vegas Valley, NV, Water District Improvement, Series A, 5.25%, 6/1/2017, INS: FGIC, NATL	4,585,000	4,825,300
Nevada, Housing Division, Single Family Housing Revenue, Series B-1, 5.25%, 10/1/2017	205,000	206,658
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	30,000	30,108
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	105,000	105,263

		12,295,235
New Jersey 1.4%
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	551,548	557,064
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series W, ETM, 5.0%, 3/1/2012	2,375,000	2,441,547
Series J-4, 5.0%, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,472,400

		8,471,011
New Mexico 1.5%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.875%, Mandatory Put 10/10/2013 @ 100, 9/1/2024	2,500,000	2,543,125
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	63,800	64,262
New Mexico, Mortgage Finance Authority, Single Family Mortgage, " I ", Series D, 5.35%, 9/1/2040	1,070,000	1,169,649
University of New Mexico, Systems Improvement Revenues, 0.08% **, 6/1/2026, SPA: JPMorgan Chase Bank	5,560,000	5,560,000

		9,337,036
New York 3.3%
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2012	1,000,000	1,037,800
New York, State Local Government Assistance Corp., Series 8V, 0.03% **, 4/1/2019, SPA: JPMorgan Chase Bank	6,000,000	6,000,000
New York, State Tollway Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2012	1,000,000	1,030,250
New York, Tobacco Settlement Financing Corp., Series B, 4.0%, 6/1/2013	3,750,000	3,970,800
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series F-2, 0.05% **, 6/15/2033, SPA: JPMorgan Chase Bank	5,000,000	5,000,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, 5.0%, 8/1/2018	2,125,000	2,302,968
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	630,484

		19,972,302
North Carolina 2.4%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,730,350
North Carolina, East Carolina University Revenue:
Series A, 4.0%, 10/1/2011	1,120,000	1,127,336
Series A, 4.0%, 10/1/2012	610,000	636,059
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,697,145
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	1,285,000	1,360,892
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,658,275
North Carolina, State Grant Anticipation Revenue, Department of State Treasurer, 5.0%, 3/1/2012	1,545,000	1,588,739

		14,798,796
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 4.0%, 11/1/2011	1,000,000	1,008,750
Ohio 6.2%
Allen Country, OH, Hospital Facilities Revenue, Catholic Healthcare Partners, Series D, 0.07% **, 6/1/2034, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
Bowling Green, OH, Multi-Family Revenue, Village Apartments, Series A, 4.75%, 9/20/2011	20,000	20,084
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	40,000	40,063
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, Mandatory Put 11/10/2011 @ 100, 10/1/2041	1,135,000	1,146,929
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	5,349,358
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,325,918
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	5,841,400
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,857,675
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	3,000,000	3,240,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,045,000	1,127,848
Ohio, State Water Development Authority Revenue, Fresh Water Development:
5.375%, 12/1/2016	125,000	129,554
Prerefunded 6/1/2012 @ 100, 5.375%, 12/1/2016	1,925,000	2,008,969
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75%, 6/1/2013	2,000,000	2,004,680

		38,092,478
Oregon 1.0%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management, Inc. Project, 1.7%, Mandatory Put 9/1/2011 @ 100, 10/1/2018	1,000,000	1,000,440
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	625,000	647,356
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	4,480,000	4,773,799

		6,421,595
Pennsylvania 4.2%
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015, INS: NATL	1,260,000	1,263,868
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 1.25%, Mandatory Put 10/3/2011 @ 100, 4/1/2019	2,000,000	2,000,520
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	725,000	727,480
Pennsylvania, State General Obligation:
Series A, 5.0%, 2/15/2012	5,000,000	5,132,350
5.0%, 7/1/2013	7,500,000	8,157,675
Pennsylvania, State Industrial Development Authority Revenue, Economic Development, 5.5%, 7/1/2018, INS: AMBAC	4,650,000	4,846,183
Philadelphia, PA, Airport Revenue, Series C, AMT, 4.0%, 6/15/2012	2,780,000	2,864,929
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	100,000	101,040
Series C, 4.7%, 7/1/2013	90,000	90,936
Series E, 4.7%, 7/1/2013	110,000	111,144
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	445,000	451,742
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, LOC: PNC Bank NA	160,000	160,507

		25,908,374
Puerto Rico 3.3%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018, INS: AMBAC	5,000,000	5,443,850
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.25%, 7/1/2012, INS: FGIC	3,790,000	3,913,440
Series A, 5.5%, 7/1/2012, INS: FGIC	2,000,000	2,069,680
Puerto Rico, Electric Power Authority Revenue, Series WW, 5.5%, 7/1/2021	1,495,000	1,596,765
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.0%, Mandatory Put 8/1/2011 @ 100, 8/1/2039	7,000,000	7,001,890

		20,025,625
South Carolina 0.8%
Beaufort-Jasper, SC, Water & Sewer Authority, Waterworks & Sewer Systems Revenue, Series B, 4.0%, 3/1/2012	745,000	761,837
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	539,165
South Carolina, State Public Service Authority Revenue:
Series D, Prerefunded 1/1/2013 @ 100, 5.25%, 1/1/2014, INS: AGMC	695,000	743,323
Series D, 5.25%, 1/1/2014, INS: AGMC	2,805,000	2,989,205

		5,033,530
South Dakota 0.0%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013, INS: AMBAC	285,000	290,013
Tennessee 1.0%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,403,623
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series B, 4.0%, 7/1/2013, INS: AGMC	2,000,000	2,119,460
Rutherford County, TN, Capital Outlay Notes, 4.0%, 4/1/2012	1,000,000	1,024,620
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	1,555,000	1,621,912

		6,169,615
Texas 12.2%
Dallas, TX, General Obligation, Series A, 5.0%, 2/15/2012	1,700,000	1,744,897
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,561,750
5.0%, 10/1/2021	2,000,000	2,356,860
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,982,496
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2013	3,000,000	3,198,540
Series A, 5.0%, 7/1/2016	625,000	718,163
Lubbock, TX, Electric Light & Power Systems Revenue, 4.0%, 4/15/2012	1,000,000	1,025,990
North Texas, Tollway Authority Revenue:
Series E-2, 5.25%, Mandatory Put 1/1/2012 @ 100, 1/1/2038	5,000,000	5,101,850
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	2,000,000	2,139,220
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,308,600
Spring Branch, TX, Independent School District, 5.0%, 2/1/2012	5,440,000	5,575,456
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,688,362
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.0%, 11/1/2016	4,000,000	4,654,280
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	4,057,550
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014 (a)	625,000	656,150
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	40,000	41,227
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.865% *, 9/15/2017	6,075,000	5,920,816
Texas, State General Obligation, College Student Loan, Series B, AMT, 5.0%, 8/1/2013	1,000,000	1,082,540
Texas, State Public Finance Authority Revenue, Unemployment Compensation:
Series A, 5.0%, 7/1/2012	5,000,000	5,222,700
Series A, 5.0%, 1/1/2013	825,000	879,434
Texas, State Water Financial Assistance, Series E, 4.0%, 8/1/2011	500,000	500,110
Texas, Trinity River Authority, Regional Wastewater Systems Revenue:
5.0%, 8/1/2013	2,000,000	2,179,800
5.0%, 8/1/2014	4,805,000	5,412,784
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,834,146
5.0%, 12/15/2017	1,270,000	1,470,749
Wichita Falls, TX, Water & Sewer Revenue, Prerefunded 8/1/2011 @ 100, 5.375%, 8/1/2024, INS: AMBAC	3,000,000	3,000,870

		74,315,340
Utah 1.7%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	175,000	185,080
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,365,800
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class II, AMT, 5.4%, 7/1/2016	30,000	30,042
Series C, Class III, AMT, 6.25%, 7/1/2014	20,000	20,435
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	450,000	453,371
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	850,000	867,332
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	305,000	305,543
Utah, State General Obligation, Series A, 4.0%, 7/1/2013	3,000,000	3,209,880

		10,437,483
Vermont 0.1%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034, INS: AGMC	410,000	414,100
Virgin Islands 0.3%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2011	1,645,000	1,654,738
Virginia 4.3%
Hampton, VA, Public Improvement, Series A, 4.0%, 1/15/2012	500,000	508,945
King George County, VA, Industrial Development Authority, Solid Waste Disposal Facility Revenue, Waste Management, Inc., Series A, AMT, 3.5%, Mandatory Put 5/1/2013 @ 100, 6/1/2023, GTY: Waste Management, Inc.	2,500,000	2,559,100
Norfolk, VA, Capital Improvement, Series A, 5.0%, 3/1/2012	7,000,000	7,201,950
Virginia, College Building Authority, Educational Facilities Revenue, Public Higher Education Financing Program:
Series B, 3.0%, 9/1/2011	6,885,000	6,902,832
Series A, 5.0%, 9/1/2011	2,555,000	2,566,166
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	240,000	283,812
Series B, 5.0%, 11/1/2016	1,060,000	1,257,287
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017, INS: AGMC	4,320,000	4,706,381
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,625

		26,263,098
Washington 5.3%
King County, WA, Limited Tax, Series D, 4.0%, 12/1/2011	1,535,000	1,555,154
King County, WA, School District No. 410, Snoqualmie Valley:
Series A, 5.0%, 12/1/2015, INS: AGMC	1,820,000	1,988,441
Series A, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	4,360,000	4,824,035
Pierce County, WA, Peninsula School District No. 401, 5.0%, 12/1/2015, INS: AGMC	5,000,000	5,441,200
Port Seattle, WA, Passenger Facility Charge Revenue, Series B, AMT, 5.0%, 12/1/2012	1,000,000	1,059,430
Seattle, WA, Port Revenue, Series B, AMT, 5.625%, 4/1/2016, INS: FGIC, NATL	1,805,000	1,817,671
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.75%, 7/1/2018, INS: NATL	3,500,000	3,655,680
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013 (a)	1,740,000	1,818,039
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,840,375
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, 1.75%, Mandatory Put 9/1/2011 @ 100, 6/1/2020	6,500,000	6,502,535

		32,502,560
Wisconsin 0.9%
Milwaukee County, WI, Airport Revenue, Series B, AMT, 5.0%, 12/1/2012	485,000	513,149
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	1,300,000	1,353,833
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,191,760
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,161,040

		5,219,782

Total Municipal Bonds and Notes (Cost $569,077,701)		580,990,386

	Shares	Value ($)
Open-End Investment Companies 5.0%
BlackRock MuniCash, 0.02% ***	27,554,351	27,554,351
BlackRock MuniFund, 0.01% ***	2,959,505	2,959,505

Total Open-End Investment Companies (Cost $30,513,856)		30,513,856

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $599,591,557) †	100.0	611,504,242
Other Assets and Liabilities, Net	0.0	(223,695)

Net Assets	100.0	611,280,547

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2011.

*** Current yield; not a coupon rate.
†
The cost for federal income tax purposes was $599,591,557.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $11,912,685.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,838,831 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,926,146.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(b)	$—	$580,990,386	$—	$580,990,386
Open-End Investment Companies	30,513,856	—	—	30,513,856
Total	$30,513,856	$580,990,386	$—	$611,504,242

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011